UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-07695)

The Hennessy Mutual Funds, Inc.
(Exact name of registrant as specified in charter)

7250 Redwood Blvd., Suite 200
Novato, CA 94945
(Address of principal executive offices) (Zip code)

Neil J. Hennessy
Hennessy Advisors, Inc.
7250 Redwood Blvd., Suite 200
Novato, CA 94945
(Name and address of agent for service)

800-966-4354
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2010

Date of reporting period:  January 31, 2010

Item 1. Schedule of Investments.

Schedule of Investments
January 31, 2010 (Unaudited)
Hennessy Cornerstone Growth Fund
	Number of		% of
	Shares	Value	Net Assets
COMMON STOCKS - 97.97%
Consumer Discretionary - 26.11%
American Axle & Manufacturing Holdings, Inc. (a)	619,900	$5,796,065	2.61%
Big 5 Sporting Goods Corp.	252,400	3,687,564	1.66%
Brunswick Corp.	400,900	4,301,657	1.94%
Carmax, Inc. (a)	213,300	4,400,379	1.98%
Ford Motor Co. (a)	477,500	5,176,100	2.33%
H. H. Gregg, Inc. (a)	205,000	4,366,500	1.97%
Jo-Ann Stores, Inc. (a)	130,800	4,580,616	2.07%
Kirklands, Inc. (a)	273,000	4,220,580	1.90%
Knology, Inc. (a)	418,100	4,565,652	2.06%
La Z Boy, Inc. (a)	450,000	4,567,500	2.06%
Lumber Liquidators Holdings Inc.(a)	166,900	3,952,192	1.78%
Ulta Salon Cosmetcs & Fragrance, Inc.(a)	236,366	4,585,501	2.07%
Virgin Media, Inc.	261,700	3,713,523	1.68%
		57,913,829	26.11%
Consumer Staples - 7.05%
Companhia Brasileira De Distribuicao Grupo Pao de Acucar - ADR (b)	63,500	4,236,720	1.91%
Cott Corp.(a)(b)	519,500	4,197,560	1.89%
Nu Skin Enterprises, Inc.	155,200	3,606,848	1.63%
Revlon, Inc. (a)	233,700	3,601,317	1.62%
		15,642,445	7.05%
Energy - 12.89%
Acergy S.A. - ADR (b)	280,650	4,254,654	1.92%
Calumet Specialty Products	226,400	4,530,264	2.04%
DCP Midstream Partners LP	171,400	5,244,840	2.37%
Massey Energy Corp.	112,500	4,333,500	1.96%
Patriot Coal Corp. (a)	335,600	5,198,444	2.34%
Regency Energy Partners LP	222,700	5,021,885	2.26%
		28,583,587	12.89%
Financials - 8.98%
Advance American Cash Advance Centers	714,600	3,451,518	1.56%
Americredit Corp. (a)	229,600	4,814,712	2.17%
Cardtronics, Inc. (a)	363,000	3,953,070	1.78%
Encore Cap Group, Inc. (a)	239,800	3,781,646	1.70%
XL Cap Ltd. (b)	233,700	3,919,149	1.77%
		19,920,095	8.98%
Health Care - 7.34%
Cigna Corp.	128,900	4,352,953	1.96%
Cooper Companies, Inc.	124,400	4,393,808	1.98%
Providence Service Corp. (a)	293,600	3,769,824	1.70%
SXC Health Solutions Corp. (a)(b)	79,800	3,760,176	1.70%
		16,276,761	7.34%
Industrials - 5.34%
Bucyrus International, Inc.	81,800	4,284,684	1.93%
Gencorp, Inc. (a)	512,100	2,867,760	1.29%
M & F Worldwide Corp. (a)	129,200	4,688,668	2.12%
		11,841,112	5.34%
Information Technology - 14.67%
Advanced Micro Devices, Inc. (a)	589,300	4,396,178	1.98%
Global Cash Access Holdings, Inc. (a)	572,800	4,639,680	2.09%
GSI Commerce, Inc. (a)	183,800	4,183,288	1.89%
Sanmina Sci Corp. (a)	512,100	6,759,720	3.05%
Tech Data Corp. (a)	101,600	4,140,200	1.87%
Telvent Git S.A.(b)	127,700	4,599,754	2.07%
Unisys Corp. (a)	131,700	3,804,813	1.72%
		32,523,633	14.67%
Materials - 12.09%
Braskem S.A. - ADR (a)(b)	291,800	4,058,938	1.83%
Huntsman Corp.	433,700	5,286,803	2.39%
Kapstone Paper & Packaging Corporation (a)	545,200	5,037,648	2.27%
Newmarket Corp.	39,400	3,554,668	1.60%
Omnova Solutions, Inc. (a)	639,200	3,617,872	1.63%
Schweitzer-Mauduit International, Inc.	69,900	5,259,276	2.37%
		26,815,205	12.09%
Telecommunication Services - 3.50%
Tim Participacoes S.A.- ADR (b)	152,600	4,008,802	1.81%
Vivo Participacoes S.A. - ADR (b)	134,200	3,756,258	1.69%
		7,765,060	3.50%
TOTAL COMMON STOCKS (Cost $216,838,849)		$217,281,727	97.97%
	Number of		% of
	Shares	Value	Net Assets
SHORT TERM INVESTMENTS - 2.27%
Money Market Funds - 2.27%
Fidelity Government Portfolio 0.04% (c)	$5,029,075	$5,029,075	2.27%
Total Money Markets (Cost $5,029,075)		5,029,075	2.27%
TOTAL SHORT TERM INVESTMENTS (Cost $5,029,075)		$5,029,075	2.27%
Total Investments (Cost $221,867,924) - 100.24%		$222,310,802	100.24%
Liabilities in Excess of Other Assets - (0.24)%		(528,879)	(0.24)%
TOTAL NET ASSETS - 100.00%		$221,781,923	100.00%

Percentages are stated as a percent of net assets.

(a)	Non Income Producing
(b)	Foreign Issued Security
(c)	The rate listed is the Fund's 7-day yield as of January 31, 2010.

The cost basis of investments for federal income tax purposes at January 31, 2010 was as follows*:

Cost of investments	$221,886,070
Gross unrealized appreciation	13,892,229
Gross unrealized depreciation	(13,467,498)
Net unrealized depreciation	$424,731

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at January 31, 2010
The fund has adopted authoritative fair valuation accounting standards which establish an an authoritative definition of fair value and set out a heirarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below.

The fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.

Level 1 - Quoted unadjusted prices for identical instruments in active markets to which the fund has access at the date of measurement
Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
Level 3 - Model derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are thoseinputs that reflect the fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the fund's net assets as of January 31, 2010:

	Level 1	Level 2	Level 3	Total
Equity
Consumer Discretionary	$ 57,913,829	$ -	$ -	$ 57,913,829
Consumer Staples	15,642,445	-	-	15,642,445
Energy	28,583,587	-	-	28,583,587
Financials	19,920,095	-	-	19,920,095
Health Care	16,276,761	-	-	16,276,761
Industrials	11,841,112	-	-	11,841,112
Information Technology	32,523,633	-	-	32,523,633
Materials	26,815,205	-	-	26,815,205
Telecommunication Services	7,765,060	-	-	7,765,060
Total Equity	$ 217,281,727	$ -	$ -	$ 217,281,727

Short-Term Investments	$ 5,029,075	$ -	$ -	$ 5,029,075
	$ 222,310,802	$ -	$ -	$ 222,310,802
Total Investments in Securities

Schedule of Investments
January 31, 2010 (Unaudited)
Hennessy Focus 30 Fund
	Number of		% of
	Shares	Value	Net Assets
COMMON STOCKS - 89.19%
Consumer Discretionary - 28.97%
Aeropostale, Inc. (a)	99,700	$3,279,133	2.26%
Carter's, Inc. (a)	165,200	4,272,072	2.94%
Darden Restaurants, Inc.	120,700	4,461,072	3.07%
Dollar Tree, Inc. (a)	84,500	4,184,440	2.88%
Gymboree Corp. (a)	91,900	3,585,019	2.46%
O Reilly Automotive, Inc. (a)	110,600	4,180,680	2.87%
Ross Stores, Inc.	88,400	4,060,212	2.79%
Tractor Supply Co. (a)	88,100	4,446,407	3.06%
Tupperware Brands Corp.	110,000	4,670,600	3.21%
Virgin Media, Inc.	352,000	4,994,880	3.43%
		42,134,515	28.97%
Consumer Staples - 8.83%
Coca Cola Enterprises, Inc.	204,400	4,126,836	2.84%
Del Monte Foods Co.	369,500	4,204,910	2.89%
Lancaster Colony Corp.	82,800	4,516,740	3.10%
		12,848,486	8.83%
Energy - 9.69%
Linn Energy LLC	195,800	5,096,674	3.50%
Plains All American Pipeline LP	86,600	4,597,594	3.16%
World Fuel Services Corp.	183,300	4,404,699	3.03%
		14,098,967	9.69%
Financials - 3.67%
Americredit Corp. (a)	254,300	5,332,671	3.67%
Health Care - 9.94%
Emergency Medical Services Corp. (a)	88,800	4,662,888	3.21%
Mylan, Inc. (a)	285,800	5,210,134	3.58%
Watson Pharmaceuticals, Inc. (a)	119,300	4,577,541	3.15%
		14,450,563	9.94%
Industrials - 7.83%
Goodrich Corp.	74,200	4,593,722	3.16%
KBR, Inc.	190,400	3,566,192	2.45%
Tetra Tech, Inc. (a)	142,400	3,223,936	2.22%
		11,383,850	7.83%
Information Technology - 8.89%
Broadridge Financial Solutions Inc.	193,400	4,200,648	2.89%
Computer Sciences Corp. (a)	85,600	4,391,280	3.02%
Tech Data Corp. (a)	106,600	4,343,950	2.98%
		12,935,878	8.89%
Materials - 11.37%
Ball Corp.	85,800	4,357,782	2.99%
Newmarket Corp.	49,600	4,474,912	3.08%
Rock-Tenn Co.	84,200	3,594,498	2.47%
Scotts Miracle Gro Co.	103,500	4,108,950	2.83%
		16,536,142	11.37%
TOTAL COMMON STOCKS (Cost $124,326,734)		$129,721,072	89.19%

WARRANTS - 0.00%
Lantronix Inc., Warrant Ω
Expiration: February, 2011, Excercise Price: $0.850	158	$0	0.00%
TOTAL WARRANTS (Cost $0)		$0	0.00%
	Number of		% of
	Shares	Value	Net Assets
SHORT TERM INVESTMENTS - 11.14%
Money Market Funds - 11.14%
Federated Treasury Obligations Fund, 0.01% (b)	$3,510,619	$3,510,619	2.41%
Federated Government Obligations Fund, 0.04% (b)	6,399,309	6,399,309	4.40%
Fidelity Institutional Government Portfolio, 0.04% (b)	6,292,873	6,292,873	4.33%
Total Money Market Funds (Cost $16,202,801)		16,202,801	11.14%
TOTAL SHORT TERM INVESTMENTS (Cost $16,202,801)		$16,202,801	11.14%
Total Investments (Cost $140,529,535) - 100.33%		$145,923,873	100.33%
Liabilities in Excess of Other Assets - (0.33)%		(477,294)	(0.33)%
TOTAL NET ASSETS - 100.00%		$145,446,579	100.00%

Percentages are stated as a percent of net assets.

(a)	Non Income Producing
(b)	The rate listed is the Fund's 7-day yield as of January 31, 2010.
Ω	Security Fair Valued

The cost basis of investments for federal income tax purposes at January 31, 2010 was as follows*:

Cost of investments	$140,529,535
Gross unrealized appreciation	8,406,772
Gross unrealized depreciation	(3,012,434)
Net unrealized depreciation	$5,394,338

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at January 31, 2010
The fund has adopted authoritative fair valuation accounting standards which establish an an authoritative definition of fair value and set out a heirarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below.

The fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.

Level 1 - Quoted unadjusted prices for identical instruments in active markets to which the fund has access at the date of measurement
Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
Level 3 - Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the fund's net assets as of January 31, 2010:

	Level 1	Level 2	Level 3		Total
Equity
Consumer Discretionary	$ 42,134,515	$ -	$ -		$ 42,134,515
Consumer Staples	12,848,486	-	-		12,848,486
Energy	14,098,967	-	-		14,098,967
Financials	5,332,671	-	-		5,332,671
Health Care	14,450,563	-	-		14,450,563
Industrials	11,383,850	-	-		11,383,850
Information Technology	12,935,878	-	-		12,935,878
Materials	16,536,142	-	-		16,536,142
		-	-		-
Total Equity	$ 129,721,072	$ -	$ -		$ 129,721,072

Warrants	$ -	$ -	$ -	(1)	$ -

Short-Term Investments	$ 16,202,801	$ -	$ -		$ 16,202,801

Total Investments in Securities	$ 145,923,873	$ -	$ -		$ 145,923,873

(1)	If the Lantronix, Inc. warrant would have had a value, it would have been a Level 3 fair value.
The warrant has been fair valued at $0 during the entire reporting period.

Schedule of Investments
January 31, 2010 (Unaudited)
Hennessy Cornerstone Value Fund
	Number of		% of
	Shares	Value	Net Assets
COMMON STOCKS - 98.82%
Consumer Discretionary - 8.11%
Home Depot, Inc.	103,500	$2,899,035	1.98%
Limited Brands, Inc.	162,000	3,081,240	2.10%
Mattel, Inc.	148,800	2,934,336	2.00%
McDonalds Corp.	47,700	2,977,911	2.03%
		11,892,522	8.11%
Consumer Staples - 24.27%
Altria Group, Inc.	149,200	2,963,112	2.02%
Campbell Soup Co.	89,800	2,973,278	2.03%
Conagra Foods, Inc.	133,800	3,042,612	2.07%
Diageo PLC - ADR (b)	43,500	2,922,765	1.99%
H.J.Heinz Co.	70,500	3,075,915	2.10%
Hershey Co.	84,000	3,060,120	2.09%
Kimberly Clark Corp.	46,800	2,779,452	1.89%
Kraft Foods, Inc. - Class A	109,700	3,034,302	2.07%
Philip Morris International, Inc.	60,900	2,771,559	1.89%
Reynolds American, Inc.	55,100	2,931,320	2.00%
Sara Lee Corp.	248,300	3,014,362	2.06%
Sysco Corp.	108,200	3,028,518	2.06%
		35,597,315	24.27%
Energy - 11.54%
BP PLC - ADR (b)	52,100	2,923,852	1.99%
ChevronTexaco Corp.	38,500	2,776,620	1.89%
Eni SPA - ADR (b)	59,700	2,777,244	1.89%
Marathon Oil Corp.	95,900	2,858,779	1.95%
Royal Dutch Shell PLC - ADR (b)	51,000	2,824,890	1.93%
Total SA - ADR (b)	48,000	2,764,320	1.89%
		16,925,705	11.54%
Financials - 2.01%
Marsh & McLennan Companies, Inc.	136,700	2,947,252	2.01%
Health Care - 7.83%
Bristol-Myers Squibb Co.	113,100	2,755,116	1.88%
GlaxoSmithKline PLC - ADR (b)	70,900	2,765,809	1.89%
Merck & Co Inc	78,900	3,012,402	2.05%
Pfizer, Inc.	158,200	2,952,012	2.01%
		11,485,339	7.83%
Industrials - 15.89%
Boeing Co.	55,500	3,363,300	2.29%
Eaton Corp.	46,800	2,866,032	1.96%
Emerson Electric Co.	70,900	2,945,186	2.01%
Lockheed Martin Corp.	38,800	2,891,376	1.97%
Pitney Bowes, Inc.	125,800	2,631,736	1.80%
RR Donnelley & Sons Co.	139,800	2,770,836	1.89%
United Parcel Service, Inc.	51,100	2,952,047	2.01%
Waste Management, Inc.	89,800	2,878,090	1.96%
		23,298,603	15.89%
Information Technology - 8.03%
Automatic Data Processing Inc.	70,000	2,855,300	1.95%
Intel Corp.	151,000	2,929,400	1.99%
Nokia Corp. - ADR (b)	238,100	3,259,589	2.22%
Taiwan Semiconductor Manufacturing Ltd. - ADR (b)	269,700	2,740,152	1.87%
		11,784,441	8.03%
Materials - 7.75%
EI Du Pont de Nemours & Co.	92,100	3,003,381	2.05%
Meadwestvaco Corp.	107,700	2,592,339	1.77%
Nucor Corp.	67,600	2,758,080	1.88%
PPG Industries, Inc.	51,300	3,010,284	2.05%
		11,364,084	7.75%
Telecommunication Services - 13.39%
AT&T, Inc.	105,100	2,665,336	1.82%
BCE, Inc. (b)	114,200	2,940,650	2.01%
China Mobile Ltd. - ADR (b)	64,500	3,028,275	2.06%
Mobile Telesystems - ADR (b)	62,600	2,991,028	2.04%
Telefonica De Argentina Contra (a)(b)Ω	100	0	0.00%
Telefonica SA - ADR (b)	36,100	2,584,760	1.76%
Verizon Communications, Inc.	87,600	2,577,192	1.76%
Vodafone Group PLC - ADR (b)	132,500	2,843,450	1.94%
		19,630,691	13.39%
TOTAL COMMON STOCKS (Cost $145,647,006)		$144,925,952	98.82%
	Number of		% of
	Shares	Value	Net Assets
SHORT TERM INVESTMENTS - 1.20%
Money Market Funds - 1.20%
Fidelity Institutional Government Portfolio, 0.04% (c)	$1,764,107	$1,764,107	1.20%
Total Money Market Funds (Cost $ 1,764,107)		1,764,107	1.20%
TOTAL SHORT TERM INVESTMENTS (Cost $1,764,107)		$1,764,107	1.20%
Total Investments (Cost $147,411,113) - 100.02%		$146,690,059	100.02%
Liabilities in Excess of Other Assets - (0.02)%		(29,056)	(0.02)%
TOTAL NET ASSETS - 100.00%		$146,661,003	100.00%

Percentages are stated as a percent of net assets.

(a)	Non Income Producing
(b)	Foreign Issued Security
(c)	The rate listed is the Fund's 7-day yield as of January 31, 2010.
Ω	Security Fair Valued

The cost basis of investments for federal income tax purposes at January 31, 2010 was as follows*:

Cost of investments	$147,585,613
Gross unrealized appreciation	6,560,259
Gross unrealized depreciation	(7,455,813)
Net unrealized depreciation	$(895,554)

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at January 31, 2010
The fund has adopted authoritative fair valuation accounting standards which establish an an authoritative definition of fair value and set out a heirarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below.

The fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.

Level 1 - Quoted unadjusted prices for identical instruments in active markets to which the fund has access at the date of measurement
Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
Level 3 - Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the fund's net assets as of January 31, 2010:

	Level 1	Level 2	Level 3	Total
Equity
Consumer Discretionary	$ 11,892,522	$ -	$ -	$ 11,892,522
Consumer Staples	35,597,315	-	-	35,597,315
Energy	16,925,705	-	-	16,925,705
Financials	2,947,252	-	-	2,947,252
Health Care	11,485,339	-	-	11,485,339
Industrials	23,298,603	-	-	23,298,603
Information Technology	11,784,441	-	-	11,784,441
Materials	11,364,084	-	-	11,364,084
Telecommunication Services	19,630,691	-	-	19,630,691
Total Equity	$ 144,925,952	$ -	$ -	$ 144,925,952

Short-Term Investments	$ 1,764,107	$ -	$ -	$ 1,764,107

Total Investments in Securities	$ 146,690,059	$ -	$ -	$ 146,690,059

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Hennessy Mutual Funds, Inc.

By (Signature and Title)              /s/ Neil J. Hennessy
Neil J. Hennessy, Chief Executive Officer

Date          3/31/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*            /s/ Neil J. Hennessy
Neil J. Hennessy, Chief Executive Officer

Date          3/31/2010

By (Signature and Title)*            /s/ Teresa M. Nilsen
Teresa M. Nilsen
Treasurer
(Principal Executive Officer)

Date           3/31/2010